BLACKROCK FUNDS III

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

BlackRock LifePath® Index 2070 Fund

(the “Funds”)

Supplement dated February 12, 2025 to the Statements of Additional Information (“SAIs”) of the Funds, each dated April 29, 2024 or September 18, 2024, as applicable, as supplemented to date

Effective January 21, 2025, the following changes are made to the Funds’ SAIs:

For all Funds except BlackRock LifePath® Index 2070 Fund, the section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Chris Chung, CFA, Michael Pensky, CFA, and Peter Tsang, the portfolio managers, are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following tables set forth information about the funds and accounts, other than the applicable Fund, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2023.

BlackRock LifePath® Index Retirement Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $63.53 Billion	11 $1.05 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

BlackRock LifePath® Index 2030 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $59.15 Billion	11 $1.05 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

BlackRock LifePath® Index 2035 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $62.22 Billion	11 $1.05 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

BlackRock LifePath® Index 2040 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $59.75 Billion	11 $1.05 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

BlackRock LifePath® Index 2045 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $63.54 Billion	11 $1.05 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

BlackRock LifePath® Index 2050 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $63.21 Billion	11 $1.05 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

BlackRock LifePath® Index 2055 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $66.03 Billion	11 $1.05 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

BlackRock LifePath® Index 2060 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $68.35 Billion	11 $1.05 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

BlackRock LifePath® Index 2065 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	29 $70.47 Billion	11 $1.05 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Mr. Chung as of December 31, 2023 and the compensation of Messrs. Pensky and Tsang as of December 31, 2024.

The fourth and fifth paragraphs of the sub-section entitled “Portfolio Manager Compensation Overview” are deleted in their entirety and replaced with the following:

Discretionary Incentive Compensation — Messrs. Chung and Pensky. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance is generally assessed over trailing 1-, 3-, and 5-year periods relative to applicable benchmarks. The relative benchmarks for these portfolio managers are:

Portfolio Manager	Funds Managed	Benchmarks
Chris Chung, CFA

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

A combination of market-based indices (Russell 1000, MSCI All-Country World, Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Michael Pensky, CFA

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

A combination of market-based indices (MSCI EAFE, Russell 3000, Bloomberg U.S. Aggregate Bond Index, ICE BofA 3-Month US T Bill), certain customized indices and certain fund industry peer groups.

Discretionary Incentive Compensation — Mr. Tsang. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3-, and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Mr. Tsang is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2023, with respect to Mr. Chung, and December 31, 2024, with respect to Messrs. Pensky and Tsang, the portfolio managers beneficially owned no interests in any of the Funds for which they are primarily responsible for the day-to-day management.

For BlackRock LifePath® Index 2070 Fund, the section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Chris Chung, CFA, Michael Pensky, CFA, and Peter Tsang, the portfolio managers, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about the funds and accounts, other than the Fund, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of June 30, 2024.

BlackRock LifePath® Index 2070 Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Chris Chung, CFA	30 $76.74 Billion	11 $1.07 Billion	0 $0	0 $0	0 $0	0 $0
Michael Pensky, CFA*	30 $18.15 Billion	40 $12.16 Billion	1 $948.8 Million	0 $0	5 $1.50 Billion	0 $0
Peter Tsang*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Mr. Chung as of June 30, 2024 and the compensation of Messrs. Pensky and Tsang as of December 31, 2024.

The fourth and fifth paragraphs of the sub-section entitled “Portfolio Manager Compensation Overview” are deleted in their entirety and replaced with the following:

Discretionary Incentive Compensation — Messrs. Chung and Pensky. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Fund and other accounts managed by each portfolio manager relative to the various benchmarks. Performance is generally assessed over trailing 1-, 3-, and 5-year periods relative to applicable benchmarks. The relative benchmarks for these portfolio managers are:

Portfolio Manager	Benchmarks
Chris Chung, CFA	A combination of market-based indices (Russell 1000, MSCI All-Country World, Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Michael Pensky, CFA	A combination of market-based indices (MSCI EAFE, Russell 3000, Bloomberg U.S. Aggregate Bond Index, ICE BofA 3-Month US T Bill), certain customized indices and certain fund industry peer groups.

Discretionary Incentive Compensation — Mr. Tsang. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Fund and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3-, and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Mr. Tsang is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Ownership” is deleted in its entirety and replaced with the following:

As of September 18, 2024, with respect to Mr. Chung, and December 31, 2024, with respect to Messrs. Pensky and Tsang, the portfolio managers beneficially owned no interests in the Fund.

Shareholders should retain this Supplement for future reference.

SAI-LPI-0225SUP